Supplementary Information to the Consolidated Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Non Cash Transactions [Abstract]
Summary of detailed information about non cash transactions

	2022	2021
	RMB million	RMB million
Lease of aircraft	10,476	4,623
Convertible bonds converted to A shares	—	10,456